Restructuring Charges - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 0.1	$ 1.9	$ 0.5	$ 0	$ 0	$ 2.5	$ 3.0
Restructuring Reserve	$ 1.1				$ 0	$ 1.1